Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

June 13, 2017

FILED VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:    Kinetics Mutual Funds, Inc. (“the KMF Company”)
    File Nos. 333-78275 and 811-09303

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (“1933 Act”), the KMF Company hereby submits Form N-14 for the purpose of reorganizing the Horizon Spin-off and Corporate Restructuring Fund (“Target Fund”), a series of Investment Managers Series Trust, into the Kinetics Spin-Off and Corporate Restructuring Fund, a newly organized corresponding series (“Acquiring Fund”) of the KMF Company, a Maryland corporation (“Reorganization”).  The KMF Company is seeking the approval of shareholders to complete the Reorganization.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for August 21, 2017.

It is anticipated that this Registration Statement will become effective on July 13, 2017, the 30th day after filing pursuant to Rule 488 under the 1933 Act. If shareholders of the Target Fund approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about August 28, 2017, or such other date as the parties may agree.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss
For U.S. Bancorp Fund Services, LLC

Enclosures